12. Income Taxes: Schedule of Income Tax Rate Reconciliation (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Income Tax Rate Reconciliation

	2016	2015	2014
Statutory Federal income tax rate	34.0%	34.0%	34.0%
Tax effect of S corporation status	74.6	(12.6)	(19.3)
Tax exempt income	(24.2)	(4.5)	(3.5)
Miscellaneous	(.9)	-	-
Effective Tax Rate	83.5%	16.9%	11.2%